Embedded derivatives (Details) DMT_Number in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) DMT_Number	Dec. 31, 2017 USD ($) DMT_Number
Disclosure Of Embedded derivatives [Line Items]
Derivative financial asset liabilities	$ (20,113,000)	$ 68,736,000
Copper cathode [Member]
Disclosure Of Embedded derivatives [Line Items]
Quantity of Metal | DMT_Number	7,711	2,756
Embedded derivatives,maturity	January 2019	January 2018
Provisional pricing	$ 2,810
Forward pricing	2.704	3.274
Derivative financial asset liabilities	$ (824,000)	$ 179,000
Copper concentrate [Member]
Disclosure Of Embedded derivatives [Line Items]
Quantity of Metal | DMT_Number	261,530	252,830
Embedded derivatives,maturity	January 2019 to May 2019	January 2018 to May 2018
Derivative financial asset liabilities	$ (18,848,000)	$ 62,870,000
Molybdenum [Member]
Disclosure Of Embedded derivatives [Line Items]
Quantity of Metal | DMT_Number	3,545	3,340
Embedded derivatives,maturity	January 2019 to February 2019	January 2018 to February 2018
Forward pricing	10.675	8.950
Derivative financial asset liabilities	$ (441,000)	$ 5,687,000
Bottom of range [member] | Copper cathode [Member]
Disclosure Of Embedded derivatives [Line Items]
Provisional pricing		2,970
Bottom of range [member] | Copper concentrate [Member]
Disclosure Of Embedded derivatives [Line Items]
Provisional pricing	$ 2,675	$ 2,903
Forward pricing	2.704	3.274
Bottom of range [member] | Molybdenum [Member]
Disclosure Of Embedded derivatives [Line Items]
Provisional pricing	$ 10,787	$ 7,229
Top of range [member] | Copper cathode [Member]
Disclosure Of Embedded derivatives [Line Items]
Provisional pricing		3,246
Top of range [member] | Copper concentrate [Member]
Disclosure Of Embedded derivatives [Line Items]
Provisional pricing	$ 2,834	$ 3,166
Forward pricing	2.708	3.297
Top of range [member] | Molybdenum [Member]
Disclosure Of Embedded derivatives [Line Items]
Provisional pricing	$ 10,810	$ 7,231